Retirement and Deferred Compensation Plans - Weighted-Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
United States Plans
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.00%	4.30%
Rate of compensation increase	3.00%	3.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate - service cost	4.40%	3.90%	4.60%
Discount rate - interest cost	3.40%	3.90%	4.60%
Expected long-term return on plan assets (as a percent)	5.30%	5.50%	6.00%
Rate of compensation increase	3.00%	3.00%	3.00%
Non-United States Plans
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	2.20%	3.20%
Rate of compensation increase	1.70%	2.20%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate - service cost	3.20%	2.90%	4.10%
Discount rate - interest cost	3.20%	2.90%	4.10%
Expected long-term return on plan assets (as a percent)	3.40%	3.20%	4.50%
Rate of compensation increase	2.20%	2.60%	3.80%